Investment and Fair Value Measurement (Details) - Schedule of quantitative information about the group’s level 3 fair value measurements of investment	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Stocks [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique	Recent transactions
Unobservable input	Recent transaction price
Range (weighted average)	$0.0001 - $0.01
Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique		Black-Scholes Model
Unobservable input		Estimated time to exit Historical Volatility
Range (weighted average)		6 months 122%